CASH FLOW INFORMATION - Non cash activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW INFORMATION
Non-cash additions to oil and gas properties	$ 42,122	$ 27,726	$ 13,161